Commissions and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Commissions And Other Expenses [Abstract]
Details underlying commissions and other expenses

	For the Years Ended December 31,
	2022	2021	2020
Commissions	$2,189	$2,223	$2,183
General and administrative expenses	2,240	2,252	2,072
DAC and VOBA deferrals, net of amortization	(352)	(337)	(156)
Broker-dealer expenses	536	570	493
Taxes, licenses and fees	339	345	321
Expenses associated with reserve financing and LOCs	108	102	94
Specifically identifiable intangible asset amortization	37	37	37
Other amortization	28	13	-
Transaction and integration costs related to
mergers, acquisitions and divestitures	-	14	20
Total	$5,125	$5,219	$5,064